Document and Entity Information	Apr. 12, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 12, 2022
Entity Registrant Name	WORLD GOLD TRUST
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37996
Entity Tax Identification Number	36-7650517
Entity Address, Address Line One	c/o WGC USA Asset Management Company, LLC
Entity Address, Address Line Two	685 Third Ave.
Entity Address, Address Line Three	27th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	317-3800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001618181